FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Offsetting of derivatives (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Derivatives Liabilities
Derivative Liabilities
Gross derivative liabilities	$ (1,961,109)	$ (2,381,326)
Offsetting of derivatives
Derivative financial instruments in statement of financial position	(1,961,109)	(2,381,326)
Master netting agreements	1,961,109	2,381,326
Cash collateral paid
Total derivatives liabilities before collateral and Master netting agreements
Swaps | Foreign exchange contracts
Derivative Liabilities
Gross derivative liabilities	(960,838)	(615,625)
Swaps | Interest rate contracts
Derivative Liabilities
Gross derivative liabilities	(308,457)	(803,153)
Forwards | Foreign exchange contracts
Derivative Liabilities
Gross derivative liabilities	(605,537)	(880,614)
Forwards | Equity contracts
Derivative Liabilities
Gross derivative liabilities	(25,068)	(15,333)
Options | Foreign exchange contracts
Derivative Liabilities
Gross derivative liabilities	(61,209)	(66,601)
Derivatives Assets
Derivatives Assets
Gross derivative assets	2,454,005	2,800,719
Offsetting of derivatives
Derivative financial instruments in statement of financial position	2,454,005	2,800,719
Master netting agreements	(1,785,702)	(2,258,118)
Cash collateral received	(668,303)	(542,601)
Total derivatives assets before collateral and Master netting agreements
Swaps | Foreign exchange contracts
Derivatives Assets
Gross derivative assets	1,422,355	947,053
Swaps | Interest rate contracts
Derivatives Assets
Gross derivative assets	247,158	840,042
Forwards | Foreign exchange contracts
Derivatives Assets
Gross derivative assets	729,367	975,125
Forwards | Equity contracts
Derivatives Assets
Gross derivative assets	6,796	1,688
Options | Foreign exchange contracts
Derivatives Assets
Gross derivative assets	$ 48,329	$ 36,811